DEBT (Schedule of Carrying Values USD $) (Details) - USD ($)	Dec. 31, 2020	Aug. 30, 2020	Dec. 31, 2019	Jan. 31, 2017
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 460,000,000	$ 460,000,000
Less: Debt issuance costs, net of amortization	(7,460,000)
Unamortized discount	(31,203,000)
Net liability carrying amount	421,337,000
Equity component - net carrying value	32,746,000
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	287,495,000		$ 287,500,000	$ 287,495,000
Less: Debt issuance costs, net of amortization	(2,914,000)		(3,735,000)
Unamortized discount	(24,700,000)		(32,182,000)
Net liability carrying amount	259,881,000		251,583,000
Equity component - net carrying value	$ 51,176,000		$ 51,176,000